Additional Disclosure - $ / shares			3 Months Ended
		Apr. 10, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Common Stock Number Of Shares Par Value And Other Disclosures Abstract
Distribution Made to Limited Partner, Distributions Declared, Per Unit	[1]	$ 0.1223	$ 0.3669	$ 0.3669	$ 0.6079	$ 0.3669	$ 0.3669	$ 0.3502	$ 0.5168	$ 0.3168	$ 0.3168

[1]	Represents the cash distributions (including dividends, dividends reinvested and returns of capital, if any) per Common Share that the Fund has declared on the Common Shares in the specified quarter. Tax characteristics of distributions will vary.